Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments Text Block Abstract
Schedule of foreign currency exposures
	December 31, 2022 CAD $	December 31, 2021 CAD $
Cash	216,871	5,689,671
Marketable Securities - Current	3,162,362	-
Accounts payable and accrued liabilities	(2,890,582)	(2,557,849)
	488,651	3,131,822